OTHER EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Interest expense to related parties	$ (83)	$ (171)	$ (1,218)
Interest expense and other bank charges	(801)	(901)	(1,479)
Interest income	24	178	151
Revaluation and related costs reimbursed to related party	0	0	(8,139)
Foreign currency gain (loss)	60	(254)	148
Gain from sale of Mesh shares	186	0	0
Other income (expense)	77	(140)	19
Total other income (expense), net	$ (537)	$ (1,288)	$ (10,518)